BALANCE SHEET DETAILS - Schedule of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment
Total	$ 28,773	$ 30,671
Less: accumulated depreciation	(28,171)	(30,051)
Total Property, plant and equipment, net	602	620
Leasehold improvements
Property, Plant and Equipment
Total	1,801	1,846
Automobiles
Property, Plant and Equipment
Total	271	340
Computers and Software
Property, Plant and Equipment
Total	4,461	4,579
Equipment and Furniture
Property, Plant and Equipment
Total	$ 22,240	$ 23,906